PARNASSUS VALUE EQUITY FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Equities			Shares	Market Value ($)

Air Freight & Logistics (1.8%)
FedEx Corp.			301,210	79,796,553

Banks (4.5%)
Bank of America Corp.			4,494,860	123,069,267
Citigroup Inc.			1,922,087	79,055,438
				202,124,705

Biotechnology (8.0%))
Biogen Inc. θ			$360,742.00	92,714,301
BioMarin Pharmaceutical Inc. θ			$832,295.00	73,641,462
Gilead Sciences Inc.			$1,738,122.00	130,254,863
Moderna Inc. θ			$644,208.00	66,540,244
				363,150,870

Capital Markets (8.6%)
CME Group Inc., Class A			365,859	73,252,289
S&P Global Inc.			331,514	121,138,531
The Bank of New York Mellon Corp.			2,444,145	104,242,784
The Charles Schwab Corp.			1,695,957	93,108,039
				391,741,643

Chemicals (1.2%)
International Flavors & Fragrances Inc.			772,359	52,651,713

Communications Equipment (1.6%)
Cisco Systems Inc.			1,324,420	71,200,819

Consumer Finance (3.6%)
American Express Co.			642,639	95,875,312
Capital One Financial Corp.			700,000	67,935,000
				163,810,312

Containers & Packaging (2.5%)
Ball Corp. Ω			2,295,707	114,280,295

Diversified Financial Services (5.1%)
Fidelity National Information Services			1,795,778	99,252,650
Global Payments Inc.			1,128,745	130,245,886
				229,498,536

Diversified Telecommunication Services (3.6%)
Verizon Communications Inc.			4,956,916	160,653,648

Entertainment (1.5%)
The Walt Disney Co. θ			852,784	69,118,143

Equity Real Estate Investment Trusts (2.2%)
Simon Property Group Inc.			913,815	98,719,435

Food & Staples Retailing (2.9%)
Sysco Corp.			1,975,976	130,513,215

Health Care Equipment & Supplies (3.8%)
Align Technology Inc. θ			289,601	88,420,977
Baxter International Inc.			2,222,045	83,859,978
				172,280,955

Health Care Providers & Services (1.0%)
The Cigna Group			161,803	46,286,984

Household Durables (2.2%)
D.R. Horton Inc.			939,263	100,942,595

Independent Power & Renewable Electricity Producers (1.2%)
Brookfield Renewable Corp., Class A			2,294,989	54,942,037

Insurance (3.1%)
The Progressive Corp.			1,024,471	142,708,810

Interactive Media & Services (2.9%)
Alphabet Inc., Class A θ			993,078	129,954,187

IT Services (4.4%)
Amdocs Ltd.			950,620	80,317,884
Mastercard Inc., Class A			300,000	118,773,000
				199,090,884

Life Sciences Tools & Services (3.7%)
Agilent Technologies Inc.			796,434	89,057,250
Bio-Rad Laboratories Inc., Class A θ			220,791	79,142,534
				168,199,784

Machinery (4.7%)
Cummins Inc.			455,464	104,055,305
Deere & Co.			287,730	108,583,547
				212,638,852

Media (2.6%)
Comcast Corp., Class A			2,655,530	117,746,200

Personal Products (1.4%)
Estee Lauder Cosmatics Inc., Class A			441,407	63,805,382

Road & Rail (2.0%)
Union Pacific Corp.			436,475	88,879,404

Semiconductors & Semiconductor Equipment (5.4%)
Intel Corp.			3,492,364	124,153,540
Micron Technology Inc.			1,796,456	122,212,902
				246,366,442

Software (6.6%)
Adobe Inc. θ			123,476	62,960,412
Microsoft Corp.			322,580	101,854,635
Oracle Corp.			1,263,177	133,795,708
				298,610,755

Specialty Retail (3.0%)
Ross Stores Inc.			773,483	87,364,905
The Gap Inc.			4,729,419	50,273,724
				137,638,629

Technology Hardware, Storage & Peripherals (2.0%)
Western Digital Corp. θ			1,985,841	90,613,925

Total investment in equities (97.1%)
(cost $4,009,733,402)				4,397,965,712

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	10/06/2023	250,000	249,836
Community Vision Capital & Consulting	0.25%	03/31/2024	250,000	242,500
Self-Help Federal Credit Union	3.56%	02/25/2024	250,000	245,945
				738,281

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 156,398; United Mississippi Bank, par 236,500; Waumandee State Bank, par 107,102; (cost $490,879)	4.00%	03/14/2024	500,000	$490,879.00

Community Development Loans (0.0%) α
Root Capital Inc.	1.00%	02/01/2024	100,000	$97,962.00

Time Deposits (3.0%)
JPMorgan Chase, New York	4.68%	10/02/2023;@	66,535,350	66,535,350
SEB, Stockholm	4.68%	10/02/2023;@	70,937,574	70,937,575
				137,472,925

Total short-term securities (3.0%)
(cost $138,800,047)				$138,800,047.00

Total securities (100.1%)
(cost $4,148,533,449)				$4,536,765,759.00

Other assets and liabilities (-0.1%)				-$6,067,785.00

Total net assets (100.0%)				4,530,697,974

θ This security is non-income producing.

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the
Investment Securities Act of 1940.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.
Such securities have been classified as level 3.